EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated March 13, 2020, for Class I and Class S of International Equity Portfolio, Class I of Short Duration Bond Portfolio, Class I and Class S of Mid Cap Growth Portfolio, Class I and Class S of Mid Cap Intrinsic Value Portfolio, Class I and Class S of Sustainable Equity Portfolio, Class S of Real Estate Portfolio, and Class I and Class S of U.S. Equity Index PutWrite Strategy Portfolio, each a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on March 13, 2020 (Accession No. 0000898432-20-000263).